S000084745 [Member] Expense Example - AB Mid Cap Value Portfolio - Class Z	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	2,763
Expense Example, with Redemption, 5 Years	4,986
Expense Example, with Redemption, 10 Years	$ 8,983